UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:           December 31, 2003

Check here if Amendment                 [     ]; Amendment Number:
This Amendment (Check only one.):                [    ] is a restatement
                                                 [    ] adds new holding entries

Institutional Investment Manager Filing this report:

Name:         Abbey Life Assurance Company Limited
Address:      100 Holdenhurst Road
              Bournemouth, Dorset BH8 8AL
              United Kingdom

13F File Number:          028-10146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         K J Hawkins
Title:        Director of Group Financial Control and Shared Services
Phone:        (+44) 20 7356 1363
Signature:    /s/ K J Hawkins

Date:         February 12, 2004

Report Type (check only one.):

[   ]       13F HOLDINGS REPORT.
[ X ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

              Lloyds TSB Bank plc